ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivable	260,246	213,398	34,253
Allowance for doubtful accounts	(16,057)	(3,091)	(496)

Accounts receivable, net	244,189	210,307	33,757

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in allowance for doubtful accounts:
Balance at beginning of the year	2,000	1,431	16,057	2,577
Provisions for the year	1,431	15,377	-	-
Written back during the year	(2,000)	(751)	(12,966)	(2,081)

Balance at end of the year	1,431	16,057	3,091	496